Accounts Receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable
8.	ACCOUNTS RECEIVABLE

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Accounts receivable	14,287	14,024	1,975
Allowance for credit losses	(2,554)	(3,176)	(447)

	11,733	10,848	1,528

The movements in the allowance for credit losses were as follows:

	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	1,320	2,069	2,554	360
Amounts charged to expenses	830	555	669	94
Amounts written off	(81)	(70)	(47)	(7)

Balance as of December 31	2,069	2,554	3,176	447